Post-Employment Benefits - Additional Information (Detail) - SEK (kr)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2020
Disclosure Of Employee Benefits [Line Items]
Actuarial losses on defined benefit obligations	kr 9,247,000,000	kr 12,443,000,000
Remeasurement gains on defined benefit obligations	kr 4,734,000,000	kr 5,758,000,000
Percentage Alecta's of collective funding ratio	148.00%	148.00%
Percentage of company's share of Alecta's saving premiums	0.20%
Percentage of maximum pension liability relation to PRI pensionsgaranti	2.00%
Amount of pledged business mortgage	kr 6,100,000,000
Description of terms and conditions of financial assets pledged as collateral for liabilities or contingent liabilities	Contingent liabilities include the Company’s mutual responsibility as a credit insured company of PRI Pensionsgaranti in Sweden. This mutual responsibility can only be imposed in the instance that PRI Pensionsgaranti has consumed all of its assets, and it amounts to a maximum of 2% of the Company’s pension liability in Sweden. The Company has a pledged business mortgage of SEK 6.1 billion to PRI Pensionsgaranti.
Pension cost for defined contribution plans	kr 2,178,000,000	kr 2,734,000,000	kr 2,725,000,000
COVID-19 pandemic [member]
Disclosure Of Employee Benefits [Line Items]
Pension cost for defined contribution plans	kr 3,000,000,000
Alecta [member]
Disclosure Of Employee Benefits [Line Items]
Percentage of total share of active members in Alecta	2.00%
Expected contribution to Alectas plan	kr 171,000,000
Sweden [member]
Disclosure Of Employee Benefits [Line Items]
Pension cost for defined contribution plans	kr 963,000,000	kr 953,000,000	kr 937,000,000
Discount rate	0.50%	0.90%
Discount rates based upon Swedish covered bonds	1.50%	1.80%
Decrease in defined benefit obligation resulting from discount rates based upon Swedish covered bonds	kr 11,800,000,000	kr 9,800,000,000
Bottom of range [member]
Disclosure Of Employee Benefits [Line Items]
Percentage Alecta's of collective funding ratio ranges	125.00%
Top of Range [member]
Disclosure Of Employee Benefits [Line Items]
Percentage Alecta's of collective funding ratio ranges	175.00%
Ericsson Pensionsstiftelse [member]
Disclosure Of Employee Benefits [Line Items]
Percentage of defined benefit plans	48.00%	45.00%
Percentage of defined benefit plans	100.00%
Other Plans [member]
Disclosure Of Employee Benefits [Line Items]
Net liability recognized				kr 0